Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade and Other Payables
20.  Trade and Other Payables

	2020 $m	2019 $m
Current
Trade payables	2,164	2,473
Construction contract-related payables (i)	318	258
Deferred and contingent acquisition consideration (ii)	34	51
Accruals and other payables	2,273	2,131
Amounts payable to equity accounted investments	3	3
Total	4,792	4,916

Non-current
Other payables	381	220
Deferred and contingent acquisition consideration (ii)	330	325
Total	711	545

(i)
Construction contract-related payables include billings in excess of revenue, together with advances received from customers in respect of work to be performed under construction contracts and foreseeable losses thereon. $228 million was recognised in the Consolidated Income Statement during 2020 which was included in the contract-related payables balance at 31 December 2019. The movements in these balances during the year was as follows:

	Advances received		Billings in excess of revenue
	2020 $m	2019 $m	2020 $m	2019 $m
At 1 January	12	18	239	226
Translation adjustment	2	-	6	-
Additional contract balances recognised	29	12	254	198
Opening balances recognised as revenue	(12)	(18)	(216)	(177)
Disposals	-	-	-	(8)
At 31 December	31	12	283	239

The carrying amounts of trade payables, construction contract-related payables and other payables approximate their fair value largely due to the short-term maturities and nature of these instruments.

(ii)
The fair value of total contingent consideration is $301 million (2019: $278 million) (Level 3 in the fair value hierarchy), and deferred consideration is $63 million (2019: $98 million). On an undiscounted basis, the corresponding future payments relating to contingent consideration, for which the Group may be liable, ranges from $288 million to $444 million. This is based on a range of estimated potential outcomes of the expected payment amounts primarily dependent on underlying performance metrics as set out in the relevant agreements. The fair value of contingent consideration is arrived at through discounting the expected payment to present value. Based on a reasonable possible change in assumptions, the fair value ranges from $232 million to $359 million on a discounted basis. The movement in deferred and contingent consideration during the financial year was as follows:

	2020 $m	2019 $m
At 1 January	376	388
Translation adjustment	1	-
Arising on acquisitions and investments during year (note 32)	7	20
Changes in estimate	13	5
Disposals	-	(4)
Paid during year	(54)	(54)
Discount unwinding	21	21
At 31 December	364	376